ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

July 29, 2022	Jeremy C. Smith
T +1 212 596 9858
jeremy.smith@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	DoubleLine Funds Trust (File No. 811-22378) (the “Trust”)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), (2) Form N-1A and (3) Regulation S-T, is Amendment No. 100 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 100”), including the private placement memorandum, the statement of additional information, other information, the signature page, and exhibit relating to DoubleLine Selective Credit Fund (the “Fund”).

Amendment No. 100 is being filed for the purpose of adding certain information for the fiscal year ended March 31, 2022, and to make certain other non-material changes. It is intended that this Amendment No. 100 become effective immediately upon filing in accordance with Section 8 of the 1940 Act.

The Fund is offered through a standalone private placement memorandum and a statement of additional information. Other series of the Trust are offered through separate prospectuses and statements of additional information. Amendment No. 100 relates solely to the Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust.

Please direct any questions regarding this filing to me at (212) 596-9858. Thank you for your attention in this matter.

Sincerely,

/s/ Jeremy C. Smith

Jeremy C. Smith

cc:	Adam D. Rossetti

Carolyn Liu-Hartman

Timothy W. Diggins